Nature of Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Nature of Operations [Text Block]

Note 1 – Nature of operations

Popular, Inc. (the “Corporation”) is a diversified, publicly owned financial holding company subject to the supervision and regulation of the Board of Governors of the Federal Reserve System. The Corporation has operations in Puerto Rico, the United States, the Caribbean and Latin America. In Puerto Rico, the Corporation provides retail and commercial banking services through its principal banking subsidiary, Banco Popular de Puerto Rico (“BPPR”), as well as auto and equipment leasing and financing, mortgage loans, investment banking, broker-dealer and insurance services through specialized subsidiaries. In the United States, the Corporation operates Banco Popular North America (“BPNA”), including its wholly-owned subsidiary E-LOAN. BPNA is a community bank providing a broad range of financial services and products to the communities it serves. BPNA operates branches in New York, California, Illinois, New Jersey and Florida. E-LOAN markets deposit accounts under its name for the benefit of BPNA. Note 39 to the consolidated financial statements presents information about the Corporation's business segments.

Two major transactions impacted the Corporation's operations during 2010. On April 30, 2010, BPPR entered into a purchase and assumption agreement with the Federal Deposit Insurance Corporation (the “FDIC”) to acquire certain assets and assume certain deposits and liabilities of Westernbank Puerto Rico (“Westernbank”), a Puerto Rico state-chartered bank headquartered in Mayaguez, Puerto Rico (the “Westernbank FDIC-assisted transaction”). Westernbank was a wholly-owned commercial bank subsidiary of W Holding Company, Inc. and operated in Puerto Rico. Refer to Note 4 to the consolidated financial statements for detailed information on this business combination.

On September 30, 2010, the Corporation completed the sale of a 51% interest in EVERTEC, including the Corporation's merchant acquiring and processing and technology businesses (the “EVERTEC transaction”), and continues to hold the remaining 49% ownership interest in the business. Refer to Note 25 to the consolidated financial statements for a description of the EVERTEC transaction. EVERTEC provides transaction processing services throughout the Caribbean and Latin America, and continues to service many of the Corporation's subsidiaries' system infrastructures and transactional processing businesses. EVERTEC owns the ATH network connecting the automated teller machines (“ATMs”) of various financial institutions throughout Puerto Rico, the U.S. Virgin Islands and the British Virgin Islands.